CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                 March 6, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re: Guggenheim Defined Portfolios, Series 1172 (the "Fund")
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Ladies and Gentlemen:

      Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on March 6, 2014, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the "Commission"). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

      The Fund is expected to be comprised of the following unit investment trust: Quality Dividend Strategy Portfolio, Series 8 (the "Trust"). We are asking the Commission to review the Trust because the Trust is changing the name of the series. The prior series was named Blueprints Triple Play Portfolio, Series 7 and, going forward, subsequent series will use the name Quality Dividend Strategy Portfolio. The portfolio will be selected through the application of an objective investment strategy, which will be accompanied by hypothetical past performance information that has been previously reviewed by the Commission. The most recently filed series of the Trust, which is included in portions of Guggenheim Defined Portfolios, Series 1121 (File No. 333-192454), went automatically effective on January 14, 2014. We have modified the language in the Trust's prospectus to conform with comments, if any, received from the staff of the Commission regarding previous series of the Trust and the objective investment strategy has not been materially changed from the previous series.

      We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement.

      In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ CHAPMAN AND CUTLER LLP
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                                                          CHAPMAN AND CUTLER LLP